Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details)	Jun. 30, 2025
Machinery and electronic equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	3 years
Machinery and electronic equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	10 years
Office furniture [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	5 years
Transportation equipment [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	4 years
Buildings and facilities attached to buildings [Member]
Schedule of Estimated Useful Lives of Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives	20 years